UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21236

Dreyfus Stock Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	3/31/14

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus
International
Equity Fund

SEMIANNUAL REPORT March 31, 2014

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
18	Notes to Financial Statements
31	Information About the Renewal of the Fund’s Investment Advisory Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
International Equity Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

This semiannual report for Dreyfus International Equity Fund covers the six-month period from October 1, 2013, through March 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The past six months produced generally favorable results for international equities. Stocks in the world’s developed markets advanced, on average, as Europe appeared to put its sovereign debt and banking crises behind it, while Japanese equities appreciated more modestly in the wake of previous robust gains as the country endeavored to reflate its long-stagnant domestic economy. In contrast, the emerging markets mostly continued to struggle with local economic slowdowns and depreciating currencies, causing their stock markets to lag global market averages.

Looking forward, we anticipate a pickup in the global economy, led by developed nations amid ongoing monetary stimulus and reduced headwinds related to fiscal austerity and deleveraging.We also expect the U.S. economic recovery to continue to gain traction on its way to producing a 3% annualized growth rate over the next several years. As always, we encourage you to discuss our observations with your financial advisor to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
April 15, 2014

DISCUSSION OF FUND PERFORMANCE

For the period of October 1, 2013, through March 31, 2014, as provided by Sean P. Fitzgibbon and Mark A. Bogar, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended March 31, 2014, Dreyfus International Equity Fund’s Class A shares produced a total return of 9.67%, Class C shares returned 9.26%, and Class I shares returned 9.80%.1 In comparison, the fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East Index (“MSCI EAFE Index”), produced a total return of 6.41% for the same period.2

Improved economic conditions helped support gains in international stock markets over the reporting period. The fund outperformed its benchmark, mainly due to overweighted exposure to Europe and successful stock selections in the information technology and industrials sectors.

The Fund’s Investment Approach

The fund seeks long-term growth of capital.The fund normally invests at least 80% of assets in shares of companies located in the foreign countries represented in the MSCI EAFE Index and Canada, and may also invest up to 20% of its assets in securities of issuers located in emerging market countries.

The fund invests in stocks that appear to be undervalued and exhibit better fundamentals than the market expects. We employ a “bottom-up” investment approach, which emphasizes individual stock selection. Our stock selection process is designed to produce a diversified portfolio that, relative to the MSCI EAFE Index, frequently has a below-average price/earnings ratio and an above-average earnings growth trend.

Renewed Strength in Developed Markets

Investors in the world’s more developed markets generally responded positively to improving global economic conditions over the reporting period.After several years of economic weakness in Europe, investors began warming to the equity markets’ opportunities as growth picked up in core countries, such as Germany, and long-awaited signs of recovery emerged in some of the region’s more troubled economies. Investors responded particularly positively in November 2013 to a surprise reduction

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

in short-term interest rates by the European Central Bank. Meanwhile, in the United Kingdom, investor sentiment improved and stocks rallied when fears of economic stagnation failed to materialize.

The Japanese stock market pulled back during the reporting period as it digested earlier gains stemming from President Shinzo Abe’s aggressively stimulative monetary and fiscal policies, which are intended to reflate the country’s long-stagnant economy. The world’s emerging markets also generally struggled due to sluggish growth trends, questionable economic policies, and weakening currency values.

Stock Selections Fueled Fund Outperformance

Although Japanese equities generally lost a degree of value, the fund’s security selection strategy proved successful in the information technology sector, where Fujitsu, Hitachi, and NXP Semiconductors benefited from corporate restructuring that led to lower costs and higher profit margins. The fund also scored a number of successes in the industrials sector, where stock picks in the transportation industry fared particularly well. Most notably, German airline Lufthansa achieved higher revenues as travel volumes and pricing power improved in the recovering regional economy.

From a regional perspective, the fund achieved strong relative results in Europe, where overweighted exposure and strong stock selections added value. Spanish engineering and construction firm ACS Actividades de Construccion y Servicios continued to generate steady earnings, and the stock rallied from a low valuation as the potential for new construction projects improved. French financial services provider Societe Generale also benefited from anticipation of a more robust economic rebound, and investors rewarded the company for maintaining a sound capital position. In the United Kingdom, postal and delivery services provider Royal Mail encountered rising package delivery volumes as online shopping continued to gain popularity. The fund was able to participate in the company’s recent initial public offering at an attractive valuation stemming from labor concerns, which have since been resolved.

Detractors from relative performance over the reporting period included a handful of domestically focused Japanese holdings, such as Sumitomo Mitsui Financial Group, that partly offset strength in the country’s more globally oriented information technology sector. Despite strong underlying business fundamentals, Japan Tobacco also declined due to domestic economic concerns.The fund also encountered disappointments in the health care sector, where French pharmaceutical developer Sanofi was hurt by its exposure to the emerging markets and patent expirations in its animal health division.

Room for Further Gains

Despite richer valuations in some markets, the prospect of continued economic recovery and improved corporate earnings could help drive stock prices higher in the world’s developed markets. Of course, a number of potential headwinds remain, including the possibility of unexpected geopolitical turmoil.

As of the reporting period’s end, we have found ample investment opportunities in the information technology and consumer discretionary sectors, but relatively few in the materials sector.Toward the end of the reporting period we increased the fund’s exposure to European banks, and we are watchful for opportunities to increase the fund’s positions in Japanese exporters of and when they become available at more attractive prices.

April 15, 2014

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period. Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.These risks are enhanced in emerging markets countries. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Each of these risks could increase the fund’s volatility.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation and The Boston Company Asset Management, LLC. Had these expenses not been absorbed, returns would have been lower.
2 SOURCE: LIPPER INC. – Reflects reinvestment of net dividends and, where applicable, capital gain distributions.
The Morgan Stanley Capital International Europe,Australasia, Far East (MSCI EAFE) Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. Returns are calculated on a month-end basis. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus International Equity Fund from October 1, 2013 to March 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2014

	Class A	Class C	Class I
Expenses paid per $1,000†	$5.85	$9.91	$4.45
Ending value (after expenses)	$1,096.70	$1,092.60	$1,098.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2014

	Class A	Class C	Class I
Expenses paid per $1,000†	$5.64	$9.55	$4.28
Ending value (after expenses)	$1,019.35	$1,015.46	$1,020.69

† Expenses are equal to the fund’s annualized expense ratio of 1.12% for Class A, 1.90% for Class C and .85%
for Class I, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
March 31, 2014 (Unaudited)

Common Stocks—97.4%	Shares		Value ($)
Australia—6.6%
Dexus Property Group	2,074,400		2,039,575
Fortescue Metals Group	334,030		1,636,266
Insurance Australia Group	555,550		2,875,235
Leighton Holdings	84,179		1,648,805
Rio Tinto	32,446		1,919,150
Spark Infrastructure Group	1,522,450		2,414,994
Westpac Banking	141,350		4,533,256
			17,067,281
France—6.6%
AXA	150,550		3,919,841
BNP Paribas	34,250		2,647,755
Cap Gemini	26,420		2,003,158
Societe Generale	83,540		5,157,048
Thales	48,980		3,251,785
			16,979,587
Germany—9.1%
Allianz	23,300		3,937,704
Bayer	39,110		5,289,135
Commerzbank	164,330	[a]	3,023,411
Continental	9,950		2,384,303
Deutsche Lufthansa	68,720	[a]	1,800,014
Infineon Technologies	260,080		3,103,151
Siemens	28,290		3,807,230
			23,344,948
Hong Kong—3.7%
Cheung Kong Holdings	160,000		2,658,576
Haier Electronics Group	658,000		1,783,116
Sino Land	884,000		1,300,036
SJM Holdings	1,347,000		3,800,873
			9,542,601
Ireland—2.1%
CRH	94,420		2,632,292
Smurfit Kappa Group	114,610		2,787,756
			5,420,048
Italy—4.9%
Enel	637,410		3,611,769
Eni	217,540		5,463,033

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Italy (continued)
Telecom Italia	2,975,590		3,512,971
			12,587,773
Japan—21.5%
Aisin Seiki	73,000		2,629,333
Asahi Glass	410,000		2,373,347
Daito Trust Construction	21,000		1,940,320
Fujitsu	410,000		2,474,924
Hitachi	599,000		4,412,530
Honda Motor	117,100		4,117,343
INPEX	375,200		4,859,219
Isuzu Motors	321,000		1,857,856
Japan Tobacco	97,800		3,066,645
KDDI	77,900		4,533,233
Mitsubishi Electric	262,000		2,941,770
Nihon Kohden	32,300		1,285,843
Nippon Shokubai	91,000		1,073,099
Nitto Denko	17,800		857,226
Omron	46,000		1,893,264
Secom	56,500		3,251,328
Seven & I Holdings	81,800		3,119,946
Shionogi & Co.	111,200		2,057,135
Sumitomo Metal Mining	113,000		1,416,290
Sumitomo Mitsui Financial Group	117,300		5,000,087
			55,160,738
Netherlands—4.9%
ING Groep	243,750	[a]	3,464,339
Koninklijke Philips	121,640		4,279,267
NXP Semiconductors	49,020	[a]	2,882,866
Unilever	47,850		1,967,476
			12,593,948
Russia—.6%
Sberbank of Russia, ADR	147,300		1,436,547
Spain—1.3%
ACS Actividades de Construccion y Servicios	87,055		3,424,456

Common Stocks (continued)	Shares		Value ($)
Sweden—2.3%
Nordea Bank	228,120		3,239,822
Svenska Cellulosa, Cl. B	95,820		2,821,224
			6,061,046
Switzerland—9.6%
Adecco	31,230	[a]	2,604,756
Cie Financiere Richemont	19,770		1,893,017
Novartis	98,500		8,366,138
Roche Holding	20,770		6,243,182
Swiss Life Holding	11,230	[a]	2,760,058
Zurich Insurance Group	9,210	[a]	2,830,245
			24,697,396
United Kingdom—21.1%
Barclays	1,179,575		4,601,051
Barratt Developments	228,240		1,571,346
Compass Group	124,520		1,903,159
Diageo	96,350		2,990,376
Drax Group	183,470		2,347,083
Experian	102,650		1,851,539
ITV	625,730		2,001,257
Kingfisher	451,510		3,178,535
Prudential	201,820		4,275,366
Reckitt Benckiser Group	38,530		3,140,090
Rio Tinto	66,541		3,710,941
Rolls-Royce Holdings	156,320	[a]	2,804,102
Royal Mail	326,270		3,065,375
SABMiller	37,320		1,864,059
Shire	88,420		4,350,855
Subsea 7	101,830		1,892,651
Unilever	95,640		4,084,747
Whitbread	16,990		1,178,611
William Hill	191,440		1,089,139
WPP	114,360		2,365,850
			54,266,132

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
United States—3.1%
iShares MSCI EAFE ETF	116,740	7,844,928
Total Common Stocks
(cost $221,569,684)		250,427,429

Preferred Stocks—1.2%
Germany
Volkswagen
(cost $2,776,775)	11,540	2,989,972

Other Investment—1.2%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $3,143,926)	3,143,926 [b]	3,143,926

Total Investments (cost $227,490,385)	99.8%	256,561,327
Cash and Receivables (Net)	.2%	397,749
Net Assets	100.0%	256,959,076

ADR—American Depository Receipts
ETF—Exchange-Traded Funds

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	24.0	Energy	4.8
Industrial	14.4	Utilities	3.3
Consumer Discretionary	13.5	Exchange-Traded Funds	3.1
Health Care	10.7	Telecommunications	3.1
Consumer Staples	9.0	Money Market Investment	1.2
Information Technology	6.5
Materials	6.2		99.8

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2014 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		224,346,459	253,417,401
Affiliated issuers		3,143,926	3,143,926
Cash			497,644
Cash denominated in foreign currencies		410,928	414,767
Receivable for investment securities sold			4,437,179
Dividends receivable			1,352,135
Receivable for shares of Beneficial Interest subscribed			169,950
Prepaid expenses			32,631
			263,465,633
Liabilities ($):
Due to The Boston Company Asset
Management, LLC and affiliates—Note 3(c)			205,820
Payable for investment securities purchased			6,190,605
Payable for shares of Beneficial Interest redeemed			46,733
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4			9,481
Accrued expenses			53,918
			6,506,557
Net Assets ($)			256,959,076
Composition of Net Assets ($):
Paid-in capital			279,046,069
Accumulated undistributed Investment income—net			566,096
Accumulated net realized gain (loss) on investments			(51,743,823)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions			29,090,734
Net Assets ($)			256,959,076

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	66,317,531	7,839,566	182,801,979
Shares Outstanding	1,823,420	214,092	4,986,215
Net Asset Value Per Share ($)	36.37	36.62	36.66
See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2014 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $188,853 foreign taxes withheld at source):
Unaffiliated issuers	2,287,474
Affiliated issuers	1,045
Total Income	2,288,519
Expenses:
Investment advisory fee—Note 3(a)	872,461
Shareholder servicing costs—Note 3(c)	132,852
Administration fee—Note 3(a)	109,058
Professional fees	44,986
Custodian fees—Note 3(c)	33,385
Distribution fees—Note 3(b)	24,231
Registration fees	22,372
Prospectus and shareholders’ reports	8,523
Trustees’ fees and expenses—Note 3(d)	7,011
Loan commitment fees—Note 2	1,219
Interest expense—Note 2	42
Miscellaneous	16,854
Total Expenses	1,272,994
Less—reduction in expenses due to undertaking—Note 3(a)	(228,531)
Less—reduction in fees due to earnings credits—Note 3(c)	(117)
Net Expenses	1,044,346
Investment Income—Net	1,244,173
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	11,075,953
Net realized gain (loss) on forward foreign currency exchange contracts	3,938
Net Realized Gain (Loss)	11,079,891
Net unrealized appreciation (depreciation)
on investments and foreign currency transactions	7,265,174
Net unrealized appreciation (depreciation)
on forward foreign currency exchange contracts	(13,636)
Net Unrealized Appreciation (Depreciation)	7,251,538
Net Realized and Unrealized Gain (Loss) on Investments	18,331,429
Net Increase in Net Assets Resulting from Operations	19,575,602
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2014	Year Ended
	(Unaudited)	September 30, 2013
Operations ($):
Investment income—net	1,244,173	2,830,326
Net realized gain (loss) on investments	11,079,891	21,325,904
Net unrealized appreciation
(depreciation) on investments	7,251,538	15,330,060
Net Increase (Decrease) in Net Assets
Resulting from Operations	19,575,602	39,486,290
Dividends to Shareholders from ($):
Investment income—net:
Class A	(815,846)	(916,011)
Class C	(44,739)	(80,162)
Class I	(2,002,948)	(3,155,753)
Total Dividends	(2,863,533)	(4,151,926)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	16,316,878	13,668,773
Class C	2,561,747	749,103
Class I	39,573,598	6,671,312
Dividends reinvested:
Class A	748,610	850,275
Class C	26,128	45,067
Class I	2,000,368	3,153,209
Cost of shares redeemed:
Class A	(6,615,601)	(8,319,736)
Class C	(541,380)	(1,249,053)
Class I	(3,538,321)	(27,211,978)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	50,532,027	(11,643,028)
Total Increase (Decrease) in Net Assets	67,244,096	23,691,336
Net Assets ($):
Beginning of Period	189,714,980	166,023,644
End of Period	256,959,076	189,714,980
Undistributed investment income—net	566,096	2,185,456

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	March 31, 2014	Year Ended
	(Unaudited)	September 30, 2013
Capital Share Transactions:
Class Aa
Shares sold	458,962	428,289
Shares issued for dividends reinvested	20,952	29,813
Shares redeemed	(187,063)	(279,778)
Net Increase (Decrease) in Shares Outstanding	292,851	178,324
Class Ca
Shares sold	71,608	24,273
Shares issued for dividends reinvested	725	1,564
Shares redeemed	(15,164)	(41,009)
Net Increase (Decrease) in Shares Outstanding	57,169	(15,172)
Class I
Shares sold	1,100,934	213,226
Shares issued for dividends reinvested	55,566	110,021
Shares redeemed	(99,004)	(921,067)
Net Increase (Decrease) in Shares Outstanding	1,057,496	(597,820)

a During the period ended September 30, 2013, 4,066 Class C shares representing $133,228 were exchanged for
4,096 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
March 31, 2014				Year Ended September 30,
Class A Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	33.61		27.34	23.42	26.30	26.36	29.26
Investment Operations:
Investment income—net[a]	.17		.47	.54	.52	.42	.45
Net realized and unrealized
gain (loss) on investments	3.07		6.52	3.86	(2.81)	.06	(2.11)
Total from Investment Operations	3.24		6.99	4.40	(2.29)	.48	(1.66)
Distributions:
Dividends from
investment income—net	(.48)		(.72)	(.48)	(.59)	(.54)	(1.24)
Net asset value, end of period	36.37		33.61	27.34	23.42	26.30	26.36
Total Return (%)[b]	9.67	[c]	26.02	19.12	(9.06)	1.84	(4.73)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.40	[d]	1.46	1.54	1.50	1.64	1.84
Ratio of net expenses
to average net assets	1.12	[d]	1.12	1.12	1.12	1.12	1.12
Ratio of net investment income
to average net assets	.94	[d]	1.55	2.12	1.86	1.65	2.12
Portfolio Turnover Rate	45.66	[c]	71.87	64.52	89.90	86.84	160.27
Net Assets, end of period
($ x 1,000)	66,318		51,441	36,972	37,389	58,526	77,775

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
March 31, 2014				Year Ended September 30,
Class C Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	33.75		27.45	23.44	26.30	26.34	28.82
Investment Operations:
Investment income—net[a]	.04		.24	.34	.33	.22	.27
Net realized and unrealized
gain (loss) on investments	3.08		6.55	3.90	(2.85)	.06	(2.02)
Total from Investment Operations	3.12		6.79	4.24	(2.52)	.28	(1.75)
Distributions:
Dividends from
investment income—net	(.25)		(.49)	(.23)	(.34)	(.32)	(.73)
Net asset value, end of period	36.62		33.75	27.45	23.44	26.30	26.34
Total Return (%)[b]	9.26	[c]	25.03	18.24	(9.78)	1.03	(5.54)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.19	[d]	2.27	2.34	2.27	2.46	2.62
Ratio of net expenses
to average net assets	1.90	[d]	1.90	1.90	1.90	1.90	1.90
Ratio of net investment income
to average net assets	.25	[d]	.77	1.33	1.16	.87	1.28
Portfolio Turnover Rate	45.66	[c]	71.87	64.52	89.90	86.84	160.27
Net Assets, end of period
($ x 1,000)	7,840		5,297	4,724	5,348	8,025	10,848

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

Six Months Ended
March 31, 2014				Year Ended September 30,
Class I Shares	(Unaudited)		2013	2012	2011	2010		2009
Per Share Data ($):
Net asset value,
beginning of period	33.85		27.47	23.58	26.49	26.60		29.73
Investment Operations:
Investment income—net[a]	.22		.54	.64	.68	.55		.58
Net realized and unrealized
gain (loss) on investments	3.09		6.57	3.86	(2.93)	.00	[b]	(2.27)
Total from Investment Operations	3.31		7.11	4.50	(2.25)	.55		(1.69)
Distributions:
Dividends from
investment income—net	(.50)		(.73)	(.61)	(.66)	(.66)		(1.44)
Net asset value, end of period	36.66		33.85	27.47	23.58	26.49		26.60
Total Return (%)	9.80	[c]	26.36	19.51	(8.86)	2.06		(4.62)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.03	[d]	1.07	1.10	1.08	1.20		1.26
Ratio of net expenses
to average net assets	.85	[d]	.85	.85	.85	.85		.85
Ratio of net investment income
to average net assets	1.26	[d]	1.77	2.49	2.41	2.13		2.58
Portfolio Turnover Rate	45.66	[c]	71.87	64.52	89.90	86.84		160.27
Net Assets, end of period
($ x 1,000)	182,802		132,978	124,328	111,593	77,931		31,317

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus International Equity Fund (the “fund”) is a separate diversified series of Dreyfus Stock Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund.The fund’s investment objective is to seek long-term growth of capital.The Boston Company Asset Management, LLC (“TBCAM”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.The Dreyfus Corporation (the “Administrator” or “Dreyfus”), a wholly-owned subsidiary of BNY Mellon and an affiliate of TBCAM, serves as the fund’s Administrator.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class I. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of March 31, 2014 in valuing the fund’s investments:

		Level 2—Other		Level 3—
	Level 1—	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in
Securities:
Equity Securities—
Foreign
Common Stocks†	2,882,866	239,699,635	††	—	242,582,501
Equity Securities—
Foreign
Preferred Stocks†	—	2,989,972	††	—	2,989,972
Exchange-Traded
Funds	7,844,928	—		—	7,844,928
Mutual Funds	3,143,926	—		—	3,143,926
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts†††	—	(9,481)		—	(9,481)

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note above for additional information.
††† Amount shown represents unrealized (depreciation) at period end.

At September 30, 2013, $178,172,875 of exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended March 31, 2014 were as follows:

Affiliated
Investment	Value				Value		Net
Company	9/30/2013	($)	Purchases ($)	Sales ($)	3/31/2014	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	1,270,158		49,685,993	47,812,225	3,143,926		1.2

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended September 30, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $62,769,809 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to September 30, 2013. If not applied, $14,897,672 of the carryover expires in fiscal year 2017 and $47,872,137 expires in fiscal year 2018.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2013 was as follows: ordinary income $4,151,926. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 9, 2013, the unsecured credit facility with Citibank, N.A. was $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended March 31, 2014 was approximately $7,700 with a related weighted average annualized interest rate of 1.10%.

NOTE 3—Investment Advisory Fee, Administration Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with TBCAM, the investment advisory fee is computed at the annual rate of .80% of the value of the fund’s average daily net assets up to $500 million, .75% of the next $500 million of such assets, .70% of the next $500 million of such assets, .60% of the next $500 million of such assets and .50% of

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the fund’s average daily net assets in excess of $2 billion and is payable monthly.The effective investment advisory fee rate during the period ended March 31, 2014 was .80%.

Dreyfus and TBCAM have contractually agreed, from October 1, 2013 through March 31, 2014, to assume the expenses of the fund, so that such expenses of Class A, Class C and Class I shares (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.12%, 1.90% and .85% of the value of the respective class’ average daily net assets, until the fiscal year end following such time as the expenses are equal to or less than such annual rate for the applicable class. The reduction in expenses, pursuant to the undertaking, amounted to $228,531 during the period ended March 31, 2014.

The fund compensates Dreyfus under an administration agreement for providing personnel and facilities to perform accounting and administration services for the fund at an annual rate of .10% of the value of the fund’s average daily net assets. Pursuant to the administration agreement, the fund was charged $109,058 during the period ended March 31, 2014.

During the period ended March 31, 2014, the Distributor retained $6,395 from commissions earned on sales of the fund’s Class A shares and $250 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended March 31, 2014, Class C shares were charged $24,231 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2014, Class A and Class C shares were charged $74,688 and $8,077, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended March 31, 2014, the fund was charged $23,321 for transfer agency services and $1,434 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $117.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended March 31, 2014, the fund was charged $33,385 pursuant to the custody agreement.

During the period ended March 31, 2014, the fund was charged $4,547 for services performed by the Chief Compliance Officer and his staff.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of “Due to TBCAM and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $169,254, Distribution Plan fees $4,878, Shareholder Services Plan fees $15,603, custodian fees $26,860, Chief Compliance Officer fees $2,285, administration fees $21,157 and transfer agency fees $8,762, which are offset against an expense reimbursement currently in effect in the amount of $42,979.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended March 31, 2014, amounted to $148,497,139 and $99,024,333, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended March 31, 2014 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strat-egy.When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. The following summarizes open forward contracts at March 31, 2014:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Euro,
Expiring 4/2/2014[a]	407,303	562,074	561,124	(950)
Japanese Yen,
Expiring 4/1/2014[b]	168,422,919	1,638,866	1,631,768	(7,098)
Sales:		Proceeds ($)
Euro,
Expiring 4/1/2014[a]	1,343,524	1,849,482	1,850,915	(1,433)
Gross Unrealized
Depreciation				(9,481)

Counterparties:
a	JPMorgan Chase Bank
b	Deutsche Bank

In December 2011, with clarification in January 2013, FASB issued guidance that expands disclosure requirements with respect to the offsetting of certain assets and liabilities.The fund adopted these disclosure provisions during the current reporting period.These disclosures are required for certain investments, including derivative financial instruments subject to master netting arrangements (“MNA”) or similar agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to MNA in the Statement of Assets and Liabilities.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At March 31, 2014, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Liabilities ($)
Forward contracts	(9,481)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	(9,481)
Derivatives not subject to
MNA or similar agreements	—
Total gross amount of assets and
liabilities subject to MNA or
similar agreements	(9,481)

The following table presents derivative assets and liabilities net of amounts available for offsetting under MNA and net of related collateral received or pledged, if any, as of March 31, 2014:

		Financial
		Instruments
and
		Derivatives	Securities	Cash
	Gross Amount of	Available	Collateral	Collateral	Net Amount
Counterparties	Liabilities ($)[1]	for Offset ($)	Pledged ($)[2]	Pledged ($)[2]	of Liabilities ($)
Deutsche Bank	(7,098)	—	—	—	(7,098)
JP Morgan
Chase Bank	(2,383)	—	—	—	(2,383)
Total	(9,481)	—	—	—	(9,481)

1	Absent a default event or early termination, over-the-counter derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

The following summarizes the average market value of derivatives outstanding during the period ended March 31, 2014:

Average Market Value ($)
Forward contracts	1,899,292

At March 31, 2014, accumulated net unrealized appreciation on investments was $29,070,942, consisting of $32,931,399 gross unrealized appreciation and $3,860,457 gross unrealized depreciation.

At March 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 4-5, 2013, the Board considered the renewal of the fund’s Investment Advisory Agreement with The Boston Company Asset Management, LLC (“TBCAM”), pursuant to which TBCAM provides the fund with investment advisory services, and the fund’s Administration Agreement with Dreyfus, pursuant to which Dreyfus provides the fund with administrative services (together, the “Agreements”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from TBCAM and Dreyfus representatives. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and TBCAM’s and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting

The Fund 31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods, ranking in the first quartile for most periods and highest in the Performance Group for several periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was above the

Expense Group median, the fund’s actual management fee was below the Expense Group and Expense Universe medians and the fund’s total expenses were below the Expense Group and Expense Universe medians (lowest in the Expense Group).

Dreyfus representatives noted that Dreyfus and TBCAM have contractually agreed to waive receipt of its fees and/or assume the direct expenses of each class so that such expenses (excluding interest, brokerage, commissions, commitment fees on borrowing and extraordinary expenses) do not exceed an annual rate of 1.12% for Class A, 1.90% for Class C and .85% for Class I, until the fiscal year end following such time as the expenses are equal to or less than such annual rate for the applicable class.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by TBCAM or Dreyfus that are in the same Lipper category as the fund and (2) paid to TBCAM or Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.

The Fund 33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

The Board also considered potential benefits to Dreyfus or TBCAM from acting as investment adviser and administrator, respectively, and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

Profitability percentages with respect to TBCAM’s service as the fund’s investment adviser were not presented at this meeting. In this regard, the Board noted that the fund is relatively small in asset size, and that since TBCAM began serving as the fund’s investment adviser on August 1, 2007,TBCAM has waived receipt of a portion of the fund’s investment advisory fee.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by TBCAM are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall performance, in light of the considerations described above.

  The Board concluded that the fee paid to each of TBCAM and Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to TBCAM and its affiliates in connection with the management of the fund had been adequately considered by TBCAM in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and TBCAM, of the fund and the services provided to the fund by TBCAM and Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined that renewal of the Agreements was in the best interests of the fund and its shareholders.

The Fund 35

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Small Cap
Equity Fund

SEMIANNUAL REPORT March 31, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
16	Financial Highlights
19	Notes to Financial Statements
29	Information About the Renewal of the Fund’s Investment Advisory and Administration Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus
Small Cap Equity Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

This semiannual report for Dreyfus Small Cap Equity Fund covers the six-month period from October 1, 2013, through March 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The past six months have produced outstanding returns for U.S. equities. Despite periodic bouts of heightened volatility, stocks generally gained substantial value in light of a sustained U.S. economic recovery, waning concerns regarding global economic conditions, low inflation, and rising corporate earnings. Indeed, several broad measures of stock market performance reached record highs over the course of the reporting period. Companies in economically sensitive businesses generally fared best in the constructive market environment, and small-cap stocks produced higher returns than their larger counterparts, on average.

Looking forward, we expect the U.S. economic recovery to continue to gain traction on its way to producing a 3% annualized growth rate over the next several years. We also anticipate a pickup in the global economy, led by developed nations amid ongoing monetary stimulus and reduced headwinds related to fiscal austerity and deleveraging. As always, we encourage you to discuss our observations with your financial advisor to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
April 15, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of October 1, 2013, through March 31, 2014, as provided by Joseph M. Corrado, CFA, Stephanie K. Brandaleone, CFA, and Edward R.Walter, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended March 31, 2014, Dreyfus Small Cap Equity Fund’s Class A shares achieved a total return of 12.54%, Class C shares returned 12.05%, and Class I shares returned 12.69%.1 The fund’s benchmark, the Russell 2500 Value Index (the “Index”), achieved a total return of 12.67% for the same period.2

Improved economic conditions helped support stock market gains over the reporting period.The fund’s Class A and I shares produced returns that were roughly in line with the benchmark, as positive results in the financials and health care sectors were balanced by shortfalls in the energy and consumer discretionary sectors.

The Fund’s Investment Approach

The fund seeks long-term growth of capital.The fund invests, under normal circumstances, at least 80% of its net assets in the stocks of small-cap U.S. companies.

We seek to identify companies with stocks trading at prices below their intrinsic values.We measure value by evaluating each company’s valuation multiples (price/earnings, price/sales, price/cash flow), current competitive position, and expected business growth relative to its industry. We focus primarily on individual stock selection to produce a diversified portfolio of companies that we believe are undervalued relative to expected business growth, with the presence of a catalyst (such as a corporate restructuring, change in management, or spin-off) that may trigger a price increase.

Recovering Economy Fueled Market’s Gains

Stocks climbed over the reporting period during a sustained economic recovery fueled by falling unemployment, rebounding housing markets, and low short-term interest rates.After several months of market weakness over the summer of 2013, investors were relieved and stocks rallied in the fall when the Federal Reserve Board (the “Fed”) refrained from tapering its quantitative easing program. Stocks continued to advance over the final months of the year amid new releases of encouraging economic data. In December, investors took the Fed’s first reduction of its bond purchasing program in

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

stride.The market gave back some of its gains in January 2014 due to concerns regarding economic slowdowns in the emerging markets, but stocks rebounded in February and maintained their value in March when those worries proved to be overblown.

In this environment, small-cap stocks lagged large-cap stocks, on average, but value stocks generally outperformed their more growth-oriented counterparts.

Fund Strategies Produced Mixed Results

The fund participated fully in the market’s gains over the reporting period. Results were particularly strong in the financials sector, where the fund benefited from a lack of consumer finance companies as well as strong stock selections in the capital markets industry. For example, online broker E*TRADE Financial benefited from lower loan delinquencies and higher equity trading volumes. In the health care sector, medical transport provider Air Methods benefited from increased payer mix and volume growth, information services provider Allscripts Healthcare Solutions reported better than anticipated bookings, and pharaceuticals provider Salix Pharmaceuticals reported strong quarterly results, while investors reacted positively to the firm’s increased salesforce and more attractive growth prospects for the second half of 2014. In other areas,Alaska Air Group achieved solid results across several metrics, including operating margins, profitability, and customer satisfaction. Specialty coffee and coffeemaker producer Keurig Green Mountain gained value after announcing a long-term partnership with Coca-Cola to develop Coke branded products for the firm’s soda-making system. Oil-and-gas drilling contractor Nabors Industries experienced rising demand for its services. Casual footwear manufacturer Deckers Outdoor saw sales of its UGG brand increase during a relatively harsh winter.

The impact of these positive performers on the fund’s relative results was dampened by more disappointing security selections in the energy sector. Drilling services provider GeospaceTechnologies was hurt by delays in orders for seismic equipment. Helix Energy Solutions Group reported weaker-than-expected earnings stemming from a pause in demand for robotics operations. Oilfield services provider Oceaneering International was hampered by unexpectedly higher operating expenses for offshore projects. Energen Corp., an oil and gas exploration and production company, struggled with lower-than-expected production volumes, narrower operating margins, and higher exploration costs. In the consumer discretionary sector, specialty retailers suffered when severe winter weather kept consumers away from stores. Office Depot saw weaker

4

demand for office supplies amid intensifying competitive pressures. Clothing retailer Guess? and consumer electronics chain Best Buy struggled with anemic holiday sales.The fund’s overall results also were dampened by weakness in Dean Foods, which reported steep sales volume declines.

Finding Value Opportunities Across Market Sectors

As we head into the second quarter, pent-up demand and warmer weather should help boost consumer spending impacted by first quarter weakness. Consumer confidence continues to rise, and despite some slowing housing data, house prices are up just over 13% year-over-year according to Case-Schiller. Coupled with relatively tame gasoline prices, rising household net worth, an improved household balance sheet, and accommodative mortgage rates, we believe consumer spending should grow in 2014.We believe solid corporate profits should also support continued growth in the U.S. and overall domestic capital expenditures, which are moving higher.

Within this environment, we are finding what we believe to be attractive opportunities in the health care, information technology, and industrials sectors, and those areas are emphasized in the portfolio with overweight positions versus the Index. Conversely, we have maintained underweight exposure to REITs and utilities as we have found fewer opportunities meeting our investment criteria within these segments.

April 15, 2014

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period. Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Small companies carry additional risks because their earnings and revenues tend to be less predictable, and their share prices more volatile than those of larger, more established companies.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation and The Boston Company Asset Management, LLC. Had these expenses not been absorbed, returns would have been lower.
2 SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain
distributions.The Russell 2500 Value Index is a widely accepted, unmanaged index, which measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Small Cap Equity Fund from October 1, 2013 to March 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2014

	Class A	Class C	Class I
Expenses paid per $1,000†	$7.37	$11.68	$6.05
Ending value (after expenses)	$1,125.40	$1,120.50	$1,126.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2014

	Class A	Class C	Class I
Expenses paid per $1,000†	$6.99	$11.10	$5.74
Ending value (after expenses)	$1,018.00	$1,013.91	$1,019.25

† Expenses are equal to the fund’s annualized expense ratio of 1.39% for Class A, 2.21% for Class C and 1.14%
for Class I, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
March 31, 2014 (Unaudited)

Common Stocks—99.1%	Shares		Value ($)
Automobiles & Components—1.3%
Lear	14,380		1,203,894
Banks—11.5%
BankUnited	35,080		1,219,732
City National	20,607		1,622,183
Comerica	26,290		1,361,822
First Horizon National	93,045		1,148,175
Hancock Holding	25,310		927,611
Synovus Financial	442,180		1,498,990
UMB Financial	18,880		1,221,536
Valley National Bancorp	79,920	[a]	831,967
Webster Financial	36,100		1,121,266
			10,953,282
Capital Goods—7.4%
AGCO	14,070		776,101
Armstrong World Industries	23,520	[b]	1,252,440
Carlisle	17,570		1,394,004
Regal-Beloit	16,830		1,223,709
Snap-on	13,430		1,524,036
Timken	14,940		878,173
			7,048,463
Commercial & Professional Services—4.9%
Clean Harbors	24,882	[b]	1,363,285
Equifax	17,030		1,158,551
Herman Miller	37,420		1,202,305
Robert Half International	22,030		924,159
			4,648,300
Consumer Durables & Apparel—2.4%
Lennar, Cl. A	19,880		787,646
Toll Brothers	23,470	[b]	842,573
Vera Bradley	23,800	[a,b]	642,362
			2,272,581
Consumer Services—2.6%
Cheesecake Factory	24,010		1,143,596
Hyatt Hotels, Cl. A	24,850	[b]	1,337,178
			2,480,774

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Diversified Financials—3.9%
E*TRADE Financial	83,780	[b]	1,928,616
Raymond James Financial	31,890		1,783,608
			3,712,224
Energy—6.7%
Dresser-Rand Group	16,550	[b]	966,685
Energen	18,190		1,469,934
Geospace Technologies	12,690	[b]	839,697
Key Energy Services	152,090	[b]	1,405,312
Nabors Industries	70,600		1,740,290
			6,421,918
Exchange-Traded Funds—.3%
iShares Russell 2000 Value ETF	2,870	[a]	289,411
Food & Staples Retailing—1.0%
Casey’s General Stores	13,940		942,205
Food, Beverage & Tobacco—2.0%
Dean Foods	40,015		618,632
Keurig Green Mountain	11,870		1,253,353
			1,871,985
Health Care Equipment & Services—10.4%
Air Methods	20,100	[b]	1,073,943
Allscripts Healthcare Solutions	79,220	[b]	1,428,337
Centene	14,890	[b]	926,902
HealthSouth	38,450		1,381,508
LifePoint Hospitals	17,750	[b]	968,263
MEDNAX	21,030	[b]	1,303,439
Omnicare	24,480		1,460,722
Universal Health Services, Cl. B	17,230		1,414,066
			9,957,180
Insurance—3.2%
First American Financial	27,350		726,142
Old Republic International	68,510		1,123,564
Protective Life	23,850		1,254,272
			3,103,978

8

Common Stocks (continued)	Shares		Value ($)
Materials—4.8%
Allegheny Technologies	28,700		1,081,416
Cytec Industries	9,580		935,104
Packaging Corporation of America	16,710		1,175,883
Steel Dynamics	26,960		479,618
Stillwater Mining	62,530	[b]	926,069
			4,598,090
Media—1.9%
New York Times, Cl. A	103,860	[a]	1,778,083
Pharmaceuticals, Biotech &
Life Sciences—2.1%
PerkinElmer	15,430		695,276
Salix Pharmaceuticals	12,520	[b]	1,297,197
			1,992,473
Real Estate—5.2%
Corporate Office Properties Trust	43,570	[c]	1,160,705
Corrections Corporation of America	31,370	[c]	982,508
DCT Industrial Trust	93,100	[c]	733,628
Douglas Emmett	37,580	[c]	1,019,921
Healthcare Trust of America, Cl. A	98,040		1,116,676
			5,013,438
Retailing—2.5%
Guess?	28,200		778,320
Office Depot	172,965	[b]	714,345
Urban Outfitters	25,480	[b]	929,256
			2,421,921
Semiconductors & Semiconductor
Equipment—2.0%
Teradyne	61,300		1,219,257
Veeco Instruments	17,160	[b]	719,519
			1,938,776
Software & Services—10.1%
Akamai Technologies	22,210	[b]	1,292,844
Amdocs	23,870		1,109,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Software & Services (continued)
CoreLogic	50,800	[b]	1,526,032
Informatica	25,910	[b]	978,880
NeuStar, Cl. A	20,680	[a,b]	672,307
NICE Systems, ADR	9,010		402,387
PTC	34,530	[b]	1,223,398
Solera Holdings	18,000		1,140,120
Synopsys	33,615	[b]	1,291,152
			9,636,120
Technology Hardware & Equipment—4.1%
Brocade Communications Systems	102,820	[b]	1,090,920
F5 Networks	11,930	[b]	1,272,096
IPG Photonics	16,020	[a,b]	1,138,702
Lexmark International, Cl. A	8,830		408,741
			3,910,459
Transportation—4.1%
Alaska Air Group	19,080		1,780,355
Con-way	19,080		783,806
Ryder System	16,890		1,349,849
			3,914,010
Utilities—4.7%
CMS Energy	40,230		1,177,934
Great Plains Energy	35,220		952,349
NiSource	24,510		870,840
Portland General Electric	24,310		786,185
UGI	15,930		726,567
			4,513,875
Total Common Stocks
(cost $69,332,328)			94,623,440

Other Investment—.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $453,014)	453,014	[d]	453,014

10

Investment of Cash Collateral
for Securities Loaned—4.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $3,887,881)	3,887,881 [d]	3,887,881
Total Investments (cost $73,673,223)	103.7%	98,964,335
Liabilities, Less Cash and Receivables	(3.7%)	(3,513,696)
Net Assets	100.0%	95,450,639

ADR—American Depository Receipts
ETF—Exchange-Traded Funds

a Security, or portion thereof, on loan.At March 31, 2014, the value of the fund’s securities on loan was $3,836,146 and the value of the collateral held by the fund was $3,887,881.
b Non-income producing security.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banks	11.5	Consumer Services	2.6
Health Care Equipment & Services	10.4	Retailing	2.5
Software & Services	10.1	Consumer Durables & Apparel	2.4
Capital Goods	7.4	Pharmaceuticals,
Energy	6.7	Biotech & Life Sciences	2.1
Real Estate	5.2	Food, Beverage & Tobacco	2.0
Commercial & Professional Services	4.9	Semiconductors &
Materials	4.8	Semiconductor Equipment	2.0
Utilities	4.7	Media	1.9
Money Market Investments	4.6	Automobiles & Components	1.3
Technology Hardware & Equipment	4.1	Food & Staples Retailing	1.0
Transportation	4.1	Exchange-Traded Funds	.3
Diversified Financials	3.9
Insurance	3.2		103.7

† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2014 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $3,836,146)—Note 1(b):
Unaffiliated issuers		69,332,328	94,623,440
Affiliated issuers		4,340,895	4,340,895
Cash			64,741
Receivable for investment securities sold			1,946,703
Dividends and securities lending income receivable			141,698
Receivable for shares of Beneficial Interest subscribed			4,971
Prepaid expenses			37,104
			101,159,552
Liabilities ($):
Due to The Boston Company Asset
Management, LLC and affiliates—Note 3(c)			106,338
Liability for securities on loan—Note 1(b)			3,887,881
Payable for investment securities purchased			1,596,420
Payable for shares of Beneficial Interest redeemed			51,268
Interest payable—Note 2			56
Accrued expenses			66,950
			5,708,913
Net Assets ($)			95,450,639
Composition of Net Assets ($):
Paid-in capital			78,638,619
Accumulated undistributed investment income (loss)—net			(67,210)
Accumulated net realized gain (loss) on investments			(8,411,882)
Accumulated net unrealized appreciation
(depreciation) on investments			25,291,112
Net Assets ($)			95,450,639

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	47,863,592	10,857,694	36,729,353
Shares Outstanding	1,532,191	388,586	1,139,237
Net Asset Value Per Share ($)	31.24	27.94	32.24

See notes to financial statements.

12

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2014 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	564,723
Affiliated issuers	276
Income from securities lending—Note 1(b)	17,831
Total Income	582,830
Expenses:
Investment advisory fee—Note 3(a)	390,408
Administration fee—Note 3(a)	48,801
Shareholder servicing costs—Note 3(c)	134,484
Distribution fees—Note 3(b)	41,079
Professional fees	28,693
Registration fees	20,044
Custodian fees—Note 3(c)	12,382
Prospectus and shareholders’ reports	12,225
Trustees’ fees and expenses—Note 3(d)	2,829
Interest expense—Note 2	1,181
Loan commitment fees—Note 2	412
Miscellaneous	7,666
Total Expenses	700,204
Less—reduction in expenses due to undertaking—Note 3(a)	(24,892)
Less—reduction in fees due to earnings credits—Note 3(c)	(55)
Net Expenses	675,257
Investment (Loss)—Net	(92,427)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	11,043,407
Net unrealized appreciation (depreciation) on investments	600,612
Net Realized and Unrealized Gain (Loss) on Investments	11,644,019
Net Increase in Net Assets Resulting from Operations	11,551,592

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2014	Year Ended
	(Unaudited)	September 30, 2013
Operations ($):
Investment income (loss)—net	(92,427)	61,428
Net realized gain (loss) on investments	11,043,407	9,029,145
Net unrealized appreciation
(depreciation) on investments	600,612	16,121,428
Net Increase (Decrease) in Net Assets
Resulting from Operations	11,551,592	25,212,001
Dividends to Shareholders from ($):
Investment income—net:
Class A	—	(98,361)
Class I	—	(267,825)
Net realized gain on investments:
Class A	(4,429,461)	(3,996,526)
Class C	(1,127,969)	(967,722)
Class I	(3,232,986)	(4,191,200)
Total Dividends	(8,790,416)	(9,521,634)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	2,236,772	7,133,795
Class C	357,280	833,777
Class I	4,680,345	12,509,044
Dividends reinvested:
Class A	4,213,327	3,861,733
Class C	941,207	790,456
Class I	3,202,022	4,434,970
Cost of shares redeemed:
Class A	(7,256,919)	(16,260,866)
Class C	(1,590,510)	(2,867,260)
Class I	(16,704,891)	(29,728,195)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(9,921,367)	(19,292,546)
Total Increase (Decrease) in Net Assets	(7,160,191)	(3,602,179)
Net Assets ($):
Beginning of Period	102,610,830	106,213,009
End of Period	95,450,639	102,610,830
Accumulated undistributed
investment income (loss)—net	(67,210)	25,217

14

	Six Months Ended
	March 31, 2014	Year Ended
	(Unaudited)	September 30, 2013
Capital Share Transactions:
Class Aa
Shares sold	73,280	262,329
Shares issued for dividends reinvested	144,589	158,461
Shares redeemed	(235,447)	(589,693)
Net Increase (Decrease) in Shares Outstanding	(17,578)	(168,903)
Class Ca
Shares sold	13,319	33,560
Shares issued for dividends reinvested	36,020	35,664
Shares redeemed	(58,071)	(114,037)
Net Increase (Decrease) in Shares Outstanding	(8,732)	(44,813)
Class I
Shares sold	147,185	438,276
Shares issued for dividends reinvested	106,521	176,114
Shares redeemed	(520,269)	(1,021,149)
Net Increase (Decrease) in Shares Outstanding	(266,563)	(406,759)

a During the period ended September 30, 2013, 18,769 Class C shares representing $499,635 were exchanged for
17,087 Class A shares.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
March 31, 2014				Year Ended September 30,
Class A Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	30.58		26.65	22.79	25.23	22.84	24.48
Investment Operations:
Investment income (loss)—net[a]	(.03)		.01	.05	(.01)	(.00)[b]	.07
Net realized and unrealized
gain (loss) on investments	3.65		6.32	6.26	(2.43)	2.42	(1.60)
Total from
Investment Operations	3.62		6.33	6.31	(2.44)	2.42	(1.53)
Distributions:
Dividends from
investment income—net	—		(.06)	—	—	(.03)	(.11)
Dividends from net realized
gain on investments	(2.96)		(2.34)	(2.45)	—	—	—
Total Distributions	(2.96)		(2.40)	(2.45)	—	(.03)	(.11)
Net asset value, end of period	31.24		30.58	26.65	22.79	25.23	22.84
Total Return (%)[c]	12.54	[d]	26.08	29.39	(9.67)	10.62	(6.11)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.48	[e]	1.53	1.57	1.49	1.59	1.72
Ratio of net expenses
to average net assets	1.39	[e]	1.39	1.40	1.39	1.38	1.37
Ratio of net investment income
(loss) to average net assets	(.19)[e]		.03	.21	(.05)	(.00)[f]	.35
Portfolio Turnover Rate	38.19	[d]	76.40	93.40	76.95	78.90	110.88
Net Assets, end of period
($ x 1,000)	47,864		47,394	45,806	45,048	61,796	60,030

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Amount represents less than .01%.

See notes to financial statements.

16

Six Months Ended
	March 31, 2014			Year Ended September 30,
Class C Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	27.76		24.55	21.33	23.80	21.69	23.23
Investment Operations:
Investment (loss)—net[a]	(.14)		(.20)	(.15)	(.22)	(.19)	(.09)
Net realized and unrealized
gain (loss) on investments	3.28		5.75	5.82	(2.25)	2.30	(1.45)
Total from
Investment Operations	3.14		5.55	5.67	(2.47)	2.11	(1.54)
Distributions:
Dividends from net realized
gain on investments	(2.96)		(2.34)	(2.45)	—	—	—
Net asset value, end of period	27.94		27.76	24.55	21.33	23.80	21.69
Total Return (%)[b]	12.05	[c]	25.05	28.31	(10.38)	9.78	(6.67)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.24	[d]	2.28	2.31	2.19	2.24	2.40
Ratio of net expenses
to average net assets	2.21	[d]	2.22	2.22	2.17	2.20	2.20
Ratio of net investment (loss)
to average net assets	(1.01)[d]		(.80)	(.62)	(.84)	(.81)	(.48)
Portfolio Turnover Rate	38.19	[c]	76.40	93.40	76.95	78.90	110.88
Net Assets, end of period
($ x 1,000)	10,858		11,029	10,855	10,632	14,436	14,037

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
March 31, 2014				Year Ended September 30,
Class I Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	31.43		27.34	23.29	25.71	23.24	24.88
Investment Operations:
Investment income—net[a]	.01		.08	.12	.06	.07	.13
Net realized and unrealized
gain (loss) on investments	3.76		6.49	6.42	(2.48)	2.47	(1.60)
Total from
Investment Operations	3.77		6.57	6.54	(2.42)	2.54	(1.47)
Distributions:
Dividends from
investment income—net	—		(.14)	(.04)	(.00)[b]	(.07)	(.17)
Dividends from net realized
gain on investments	(2.96)		(2.34)	(2.45)	—	—	—
Total Distributions	(2.96)		(2.48)	(2.49)	(.00)[b]	(.07)	(.17)
Net asset value, end of period	32.24		31.43	27.34	23.29	25.71	23.24
Total Return (%)	12.69	[c]	26.35	29.80	(9.41)	10.94	(5.67)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.15	[d]	1.27	1.24	1.28	1.14	1.20
Ratio of net expenses
to average net assets	1.14	[d]	1.15	1.08	1.13	1.11	1.13
Ratio of net investment income
to average net assets	.04	[d]	.27	.47	.22	.27	.65
Portfolio Turnover Rate	38.19	[c]	76.40	93.40	76.95	78.90	110.88
Net Assets, end of period
($ x 1,000)	36,729		44,188	49,552	90,251	88,779	68,758

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	Annualized.

See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Small Cap Equity Fund (the “fund”) is a separate diversified series of Dreyfus Stock Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek long-term growth of capital.The Boston Company Asset Management, LLC (“TBCAM”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. The Dreyfus Corporation (the “Administrator” or “Dreyfus”), a wholly-owned subsidiary of BNY Mellon and an affiliate of TBCAM, serves as the fund’s Administrator.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class I. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

20

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	93,931,642	—	—	93,931,642
Equity Securities—
Foreign
Common Stocks†	402,387	—	—	402,387
Exchange-Traded
Funds	289,411	—	—	289,411
Mutual Funds	4,340,895	—	—	4,340,895

† See Statement of Investments for additional detailed categorizations.

At March 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

22

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Dreyfus or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended March 31, 2014, The Bank of New York Mellon earned $5,943 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended March 31, 2014 were as follows:

Affiliated
Investment	Value				Value		Net
Company	9/30/2013	($)	Purchases ($)	Sales ($)	3/31/2014	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	938,041		15,445,128	15,930,155	453,014.5
Dreyfus
Institutional
Cash Advantage
Fund	—		17,930,132	14,042,251	3,887,881		4.1
Total	938,041		33,375,260	29,972,406	4,340,895		4.6

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended September 30, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years

24

prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $17,862,437 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to September 30, 2013. If not applied, $1,496,330 of the carryover expires in fiscal year 2016, $16,299,657 expires in fiscal year 2017 and $66,450 expires in fiscal year 2018. Acquired losses, as a result of the fund’s merger with Dreyfus Premier Future Leaders Fund, can be utilized in subsequent years but will be subject to annual limitations based on certain provisions in the Code.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2013 was as follows: ordinary income $366,186 and long-term capital gains $9,155,448.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 9, 2013, the unsecured credit facility with Citibank, N.A. was $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended March 31, 2014 was approximately $214,800 with a related weighted average annualized interest rate of 1.10%.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Investment Advisory Fee, Administration Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with TBCAM, the investment advisory fee is computed at the annual rate of .80% of the value of the fund’s average daily net assets and is payable monthly.

Dreyfus and TBCAM have contractually agreed, from October 1, 2013 through March 31, 2014, to assume the expenses of the fund, so that such expenses of Class A, Class C and Class I shares (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.39%, 2.22% and 1.16% of the value of the respective class’ average daily net assets, until the fiscal year end following such time as the expenses are equal to or less than such annual rate for the applicable class. The reduction in expenses, pursuant to the undertaking, amounted to $24,892 during the period ended March 31, 2014.

The fund compensates Dreyfus under an administration agreement for providing personnel and facilities to perform accounting and administration services for the fund at an annual rate of .10% of the value of the fund’s average daily net assets. Pursuant to the administration agreement, the fund was charged $48,801 during the period ended March 31, 2014.

During the period ended March 31, 2014, the Distributor retained $4,594 from commissions earned on sales of the fund’s Class A shares and $88 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended March 31, 2014, Class C shares were charged $41,079 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as

26

answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2014, Class A and Class C shares were charged $60,230 and $13,693, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended March 31, 2014, the fund was charged $8,149 for transfer agency services and $668 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $55.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended March 31, 2014, the fund was charged $12,382 pursuant to the custody agreement.

During the period ended March 31, 2014, the fund was charged $4,547 for services performed by the Chief Compliance Officer and his staff.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of “Due to TBCAM and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $64,765, Distribution Plan fees $6,966, Shareholder Services Plan fees $12,528, custodian fees $11,474, Chief Compliance Officer fees $2,285, administration fees $8,096 and transfer agency fees $6,670, which are offset against an expense reimbursement currently in effect in the amount of $6,446.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2014, amounted to $37,236,635 and $56,266,342, respectively.

At March 31, 2014, accumulated net unrealized appreciation on investments was $25,291,112, consisting of $25,776,448 gross unrealized appreciation and $485,336 gross unrealized depreciation.

At March 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

28

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S INVESTMENT ADVISORY AND
ADMINISTRATION AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on November 4-5, 2013, the Board considered the renewal of the fund’s Investment Advisory Agreement with The Boston Company Asset Management, LLC (“TBCAM”), pursuant to which TBCAM provides the fund with investment advisory services, and the fund’s Administration Agreement with Dreyfus, pursuant to which Dreyfus provides the fund with administrative services (together, the “Agreements”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from TBCAM and Dreyfus representatives. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and TBCAM’s and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’

The Fund 29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY
AND ADMINISTRATION AGREEMENTS (Unaudited) (continued)

extensive administrative, accounting, and compliance infrastructures.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2013 and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods (ranking in the fourth quartile for most periods), except for the ten-year period when the fund’s performance was above the Performance Universe median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and noted that the fund’s performance was above that of the benchmark index in six of the ten calendar years.

30

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus and TBCAM have contractually agreed to assume the direct expenses of each class so that such expenses do not exceed an annual rate of 1.39% for Class A, 2.22% for Class C and 1.16% for Class I, until the fiscal year end following such time as the expenses are equal to or less than such annual rate for the applicable class.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by TBCAM or Dreyfus that are in the same Lipper category as the fund and (2) paid to TBCAM or Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less.

The Fund 31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY
AND ADMINISTRATION AGREEMENTS (Unaudited) (continued)

Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus or TBCAM from acting as investment adviser and administrator, respectively, and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

Profitability percentages with respect to TBCAM’s service as the fund’s investment adviser were not presented at this meeting. In this regard, the Board noted that the fund is relatively small in asset size, and that since TBCAM began serving as the fund’s investment adviser on August 1, 2007,TBCAM has waived receipt of a portion of the fund’s investment advisory fee.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by TBCAM are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall performance, in light of the considerations described above.

  The Board concluded that the fee paid to each of TBCAM and Dreyfus was reasonable in light of the considerations described above.

32

  The Board determined that the economies of scale which may accrue to TBCAM and its affiliates in connection with the management of the fund had been adequately considered by TBCAM in connection with the fee rate charged to the fund pursuant to the Agreements and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and TBCAM, of the fund and the services provided to the fund by TBCAM and Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined that renewal of the Agreements was in the best interests of the fund and its shareholders.

The Fund 33

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	May 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	May 22, 2014

By: /s/ James Windels
James Windels, Treasurer
Date:	May 22, 2014

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)